LAWSUITS AND LITIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of lawsuits and litigations [Abstract]
Schedule of Claims or Breach of Consumer Protection Law and Customer Agreement Claims
Described hereunder are the outstanding consumer class actions and motions for the recognition of these lawsuits as class actions, detailed according to the amount claimed, as of the date of approval of these financial statements:

Claim amount	Number of claims	Total claims amount (NIS million)
Up to NIS 100 million	23	582
NIS 101 - 400 million	5	1,118
NIS 401 million - NIS 1 billion	2	1,405
Unquantified claims	17	-
Total	47	3,105